Financial instruments (Tables)	3 Months Ended
Jan. 31, 2022
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2022			October 31 2021
($ millions)	AIRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$427,862	$65,686	$493,548	$459,902
Undrawn commitments	115,160	3,810	118,970	117,213
Other exposures (4)	113,012	8,319	121,331	119,923
Total non-retail	$656,034	$77,815	$733,849	$697,038
Retail
Drawn (5)	$264,035	$96,754	$360,789	$345,947
Undrawn commitments	52,994	–	52,994	51,020
Total retail	$317,029	$96,754	$413,783	$396,967
Total	$973,063	$174,569	$1,147,632	$1,094,005
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	January 31, 2022			January 31	October 31	January 31
($ millions)	Average	High	Low	2022	2021	2021
Credit spread plus interest rate	$11.4	$15.7	$7.5	$14.0	$10.3	$15.4
Credit spread	3.2	5.9	2.0	5.9	2.0	7.7
Interest rate	12.0	16.4	7.8	14.1	11.5	17.9
Equities	3.9	6.1	2.1	2.2	6.7	5.9
Foreign exchange	2.0	3.6	1.2	1.4	2.0	2.4
Commodities	1.5	1.8	1.0	1.7	1.3	5.5
Debt specific	2.0	2.6	1.6	2.0	1.5	3.7
Diversification effect	(8.5)	–	–	(7.4)	(8.6)	(15.9)
Total VaR	$12.3	$17.5	$7.8	$13.9	$13.2	$17.0
Total Stressed VaR	$40.1	$58.4	$22.3	$24.7	$36.1	$43.8

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value			Cumulative change in fair value (1)
	As at		For the three months ended				As at
($ millions)	January 31 2022	October 31 2021	January 31 2022	October 31 2021	January 31 2021	January 31 2022	October 31 2021	January 31 2021
Liabilities
Senior note liabilities (2)	$23,979	$22,493	$902	$197	$(746)	$195	$(707)	$(547)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount (1)	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at January 31, 2022	$24,174	$23,979	$195	$231	$(498)
As at October 31, 2021	21,786	22,493	(707)	(24)	(729)
As at January 31, 2021	19,713	20,260	(547)	(178)	(637)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2022		October 31, 2021
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$99,053	$99,053	$86,323	$86,323
Trading assets	152,947	152,947	146,312	146,312
Securities purchased under resale agreements and securities borrowed	132,714	132,714	127,739	127,739
Derivative financial instruments	40,655	40,655	42,302	42,302
Investment securities – fair value	64,123	64,123	57,042	57,042
Investment securities – amortized cost	17,453	17,576	18,133	18,157
Loans	666,622	667,338	641,964	636,986
Customers’ liability under acceptances	20,901	20,901	20,404	20,404
Other financial assets	14,625	14,625	14,256	14,256
Liabilities:
Deposits	848,941	851,045	798,335	797,259
Financial instruments designated at fair value through profit or loss	23,979	23,979	22,493	22,493
Acceptances	20,934	20,934	20,441	20,441
Obligations related to securities sold short	46,133	46,133	40,954	40,954
Derivative financial instruments	39,697	39,697	42,203	42,203
Obligations related to securities sold under repurchase agreements and securities lent	122,878	122,878	123,469	123,469
Subordinated debentures	6,666	6,338	6,733	6,334
Other financial liabilities	44,078	44,348	39,802	40,254

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	January 31, 2022				October 31, 2021
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$527	$–	$527	$–	$755	$–	$755
Trading assets
Loans	–	8,494	–	8,494	–	8,113	–	8,113
Canadian federal government and government guaranteed debt	6,228	3,626	–	9,854	9,272	3,842	–	13,114
Canadian provincial and municipal debt	3,935	5,039	–	8,974	5,556	4,298	–	9,854
US treasury and other US agencies’ debt	9,601	48	–	9,649	6,760	63	–	6,823
Other foreign governments’ debt	159	8,059	–	8,218	129	9,559	–	9,688
Corporate and other debt	2,529	9,191	2	11,722	2,595	9,185	40	11,820
Equity securities	94,478	123	3	94,604	85,688	160	1	85,849
Other	–	1,432	–	1,432	–	1,051	–	1,051
	$116,930	$36,012	$5	$152,947	$110,000	$36,271	$41	$146,312
Investment securities (2)
Canadian federal government and government guaranteed debt	$3,992	$4,412	$–	$8,404	$1,125	$4,679	$–	$5,804
Canadian provincial and municipal debt	1,336	4,007	–	5,343	1,937	3,218	–	5,155
US treasury and other US agencies’ debt	13,925	2,238	–	16,163	11,462	2,175	–	13,637
Other foreign governments’ debt	153	27,998	18	28,169	67	26,605	17	26,689
Corporate and other debt	69	1,108	24	1,201	10	1,319	27	1,356
Equity securities	3,157	233	1,453	4,843	2,879	218	1,304	4,401
	$22,632	$39,996	$1,495	$64,123	$17,480	$38,214	$1,348	$57,042
Derivative financial instruments
Interest rate contracts	$–	$12,568	$2	$12,570	$–	$13,124	$1	$13,125
Foreign exchange and gold contracts	–	16,833	–	16,833	–	18,293	–	18,293
Equity contracts	334	3,964	20	4,318	184	3,513	21	3,718
Credit contracts	–	342	–	342	–	245	–	245
Commodity contracts	–	6,585	7	6,592	–	6,921	–	6,921
	$334	$40,292	$29	$40,655	$184	$42,096	$22	$42,302
Liabilities:
Deposits	$–	$174	$–	$174	$–	$175	$–	$175
Financial liabilities designated at fair value through profit or loss	–	23,842	137	23,979	–	22,354	139	22,493
Obligations related to securities sold short	38,114	8,017	2	46,133	35,487	5,467	–	40,954

Derivative financial instruments
Interest rate contracts	–	13,494	17	13,511	–	13,148	15	13,163
Foreign exchange and gold contracts	–	17,374	–	17,374	–	18,171	–	18,171
Equity contracts	364	3,069	4	3,437	307	4,737	6	5,050
Credit contracts	–	26	–	26	–	30	–	30
Commodity contracts	–	5,341	8	5,349	–	5,789	–	5,789
	$364	$39,304	$29	$39,697	$307	$41,875	$21	$42,203
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $17,576 (October 31, 2021 – $18,157).

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2022.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$40	$(1)	$–	$–	$(31)	$(6)	$2	$(1)
Equity securities	1	1	–	–	–	1	3	1
	41	–	–	–	(31)	(5)	5	–
Investment securities
Other foreign governments’ debt	17	–	1	–	–	–	18	n/a
Corporate and other debt	27	–	(3)	–	–	–	24	–
Equity securities	1,304	66	7	102	(30)	4	1,453	66
	1,348	66	5	102	(30)	4	1,495	66
Derivative financial instruments – assets
Interest rate contracts	1	–	–	1	–	–	2	–
Equity contracts	21	1	–	1	–	(3)	20	1	(2)
Commodity contracts	–	7	–	–	–	–	7	7

Derivative financial instruments – liabilities
Interest rate contracts	(15)	(2)	–	–	–	–	(17)	(2	) (3)
Equity contracts	(6)	(1)	–	(2)	–	5	(4)	(1	) (2)
Commodity contracts	–	(8)	–	–	–	–	(8)	(8)
	1	(3)	–	–	–	2	–	(3)

Financial liabilities designated at fair value through profit or loss	(139)	2	–	–	–	–	(137)	2
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)	–
Total	$1,251	$65	$5	$102	$(61)	$(1)	$1,361	$65
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2021.

	As at October 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$4	$(1)	$–	$28	$–	$10	$41
Investment securities	1,190	83	28	78	(32)	1	1,348
Derivative financial instruments	(35)	4	–	(12)	51	(7)	1
Financial liabilities designated at fair value through profit or loss	(119)	–	–	(20)	–	–	(139)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.